Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Operating Leases with Non Cancelable Terms (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 13,188
2016	8,481
2017	7,168
2018	5,857
2019	4,504
Thereafter	8,459
Total	$ 47,657